Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2016	$ 85,059	$ 976	$ 3,802	$ (10,719)	$ 91,000
Beginning Balance (in shares) at Dec. 31, 2016		4,882,579
Net income	3,704				3,704
Dividends paid	(4,697)				(4,697)
Options exercised	93	$ 1	92
Options exercised (in shares)		4,626
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		7,500
Stock compensation expense	211		211
AOCI reclassification				(1,588)	1,588
Other comprehensive income, net	4,082			4,082
Ending Balance at Dec. 31, 2017	88,452	$ 979	4,103	(8,225)	91,595
Ending Balance (in shares) at Dec. 31, 2017		4,894,705
Net income	6,673				6,673
Dividends paid	(4,706)				(4,706)
Options exercised	27		27
Options exercised (in shares)		2,325
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		7,500
Stock compensation expense	170		170
Other comprehensive income, net	(6,750)			(6,750)
Ending Balance at Dec. 31, 2018	83,866	$ 981	4,298	(14,975)	93,562
Ending Balance (in shares) at Dec. 31, 2018		4,904,530
Net income	5,902				5,902
Dividends paid	(4,874)				(4,874)
Common stock issued in connection with acquisition	13,557	$ 133	13,424
Common stock issued in connection with acquisition, shares		666,101
Restricted stock granted		$ 2	(2)
Restricted stock granted (in shares)		7,500
Stock compensation expense	163		163
AOCI reclassification				0	0
Other comprehensive income, net	14,186			14,186
Ending Balance at Dec. 31, 2019	$ 112,800	$ 1,116	$ 17,883	$ (789)	$ 94,590
Ending Balance (in shares) at Dec. 31, 2019		5,578,131